Geographic and Business Segment Information - Additional Information (Detail)	Dec. 31, 2010 Entity
Canada
Segment Reporting Information [Line Items]
Number of Lodging Properties Owned	4
Chile
Segment Reporting Information [Line Items]
Number of Lodging Properties Owned	2
Brazil
Segment Reporting Information [Line Items]
Number of Lodging Properties Owned	1
Mexico
Segment Reporting Information [Line Items]
Number of Lodging Properties Owned	1
United Kingdom
Segment Reporting Information [Line Items]
Number of Lodging Properties Owned	1